Statement of Stockholders' Equity (USD $)	Total	COMMON STOCK	PAID-IN CAPITAL	DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE
Begging balance at Dec. 28, 2011
Stock issued as founder's shares on December 28, 2011, at $0.0025 per share for cash	$ 50,000	$ 50,000
Stock issued as founder's shares on December 28, 2011, at $0.0025 per share for cash, Shares		20,000,000
Stock issued for cash from March through June 2012, at $1.00 per share	126,500	126,500
Stock issued for cash from March through June 2012, at $1.00 per share, Shares		126,500
Private Placement Costs	(10,000)	(10,000)
Contributed services	4,000		4,000
Net loss	(31,409)			(31,409)
Balance at Jun. 30, 2012	$ 139,091	$ 166,500	$ 4,000	$ (31,409)
Balance, Shares at Jun. 30, 2012		20,126,500